Credit Facilities and Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Credit Facilities and Long-Term Debt [Abstract]
Credit Facilities and Long-Term Debt

Note 10. Accrued and Other Current Liabilities

(in millions)	March 31, 2012	December 31, 2011
Compensation and other employee-benefits	$186	$211
Customer-related liabilities	52	53
Accrued warranty costs	40	42
Accrued income taxes	94	77
Deferred income tax liability	8	8
Other accrued liabilities	106	99

Total accrued and other current liabilities	$486	$490

Note 9. Accrued and Other Current Liabilities

(in millions)	2011	2010
Compensation and other employee-benefits	$211	$175
Customer-related liabilities	53	37
Accrued warranty costs	42	38
Accrued income taxes	77	21
Deferred income tax liability	8	12
Other accrued liabilities	99	57

Total accrued and other current liabilities	$490	$340

We have adjusted certain balances in the above table as of December 31, 2010 by immaterial amounts to reflect them within the appropriate categories.